Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		1 Months Ended
	Jun. 30, 2012 Successor	Jun. 30, 2011 Successor	Jun. 30, 2012 Successor	Jun. 30, 2011 Successor	Jan. 25, 2011 Predecessor
Tax related to Foreign currency translation adjustment	$ 0	$ 0	$ 0	$ 0	$ (15)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	$ (105)	$ 0	$ (10,058)	$ 0	$ (71)